UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22092
                                                     ---------

                          Oppenheimer Global Value Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

   APRIL 30, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                            Management
      Global Value Fund                                     Commentaries
                                                                and
                                                            Annual Report

--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES

            Listing of Top Holdings

      ANNUAL REPORT

            Fund Performance Discussion

            Listing of Investments

            Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
------------------------------------------------------------------------
Cablevision Systems Corp. New York Group, Cl. A                    6.6%
------------------------------------------------------------------------
ABB Grain Ltd.                                                     4.1
------------------------------------------------------------------------
Forest City Enterprises, Inc., Cl. A                               3.4
------------------------------------------------------------------------
Deutz AG                                                           3.3
------------------------------------------------------------------------
Demag Cranes AG                                                    3.2
------------------------------------------------------------------------
MBIA, Inc.                                                         3.1
------------------------------------------------------------------------
Viterra, Inc.                                                      3.1
------------------------------------------------------------------------
Brit Insurance Holdings plc                                        3.0
------------------------------------------------------------------------
Mandarin Oriental International Ltd.                               3.0
------------------------------------------------------------------------
St. Joe Co. (The)                                                  2.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
------------------------------------------------------------------------
United States                                                     45.2%
------------------------------------------------------------------------
United Kingdom                                                     8.4
------------------------------------------------------------------------
Germany                                                            7.7
------------------------------------------------------------------------
Australia                                                          6.4
------------------------------------------------------------------------
Japan                                                              5.8
------------------------------------------------------------------------
Canada                                                             5.6
------------------------------------------------------------------------
Hong Kong                                                          4.1
------------------------------------------------------------------------
Bermuda                                                            3.8
------------------------------------------------------------------------
Singapore                                                          2.9
------------------------------------------------------------------------
Switzerland                                                        2.7

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of investments.

                        6 | OPPENHEIMER GLOBAL VALUE FUND

REGIONAL ALLOCATION

[PIE CHART]

United States/Canada         50.8%
Europe                       24.7
Asia                         19.2
Latin America                 5.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of investments.

                        7 | OPPENHEIMER GLOBAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED APRIL 30, 2008, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The reporting period ended April 30, 2008, was the worst market environment that, in our opinion, we've experienced in the past 8 years. With the bursting of a credit bubble back in October of 2007, it appeared to us that fear dominated reason, as both equity and bond markets tumbled. In this volatile period for the financial markets, Oppenheimer Global Value Fund Class A shares (without sales charge) returned -19.33% for the reporting period ended April 30, 2008, and under-performed its benchmark, the MSCI World Index, which returned -6.59% during the same time span. This is a performance of which we're not proud; however, we remain confident that pursing a rational approach to value investing will prevail in the long run and provide superior returns over a longer time horizon than this reporting period. Given this, we continue to maintain the Fund's discipline in seeking out quality companies that are undervalued relative to their inherent worth. Short-term volatility, which in this case has been extreme, is less of a concern to us; however, it has had a dramatic impact on performance since the Fund's inception on October 1, 2007. The silver lining in this cloud has been the opportunity to buy what we view as great bargains. Numerous high-quality businesses with sound balance sheets and attractive prospects are trading at significant discounts to what we believe they are worth.

      During the reporting period, most major equity markets globally were down, triggered by the inability of the credit creation machine to continue functioning. Contagion first appeared in the subprime mortgage market as initial "teaser" rates began to reset and buyers defaulted, often in the first couple of months following loan origination. Defaults this early in the life of a mortgage are a sure sign that lending standards were lacking any rigor. As it became clear that the basic raw material for structured finance products (mortgages) was unsound, demand for these products rapidly disappeared.

      One new fact emerged from this credit bubble - securitization has become a critical component of our financial system and provided the majority of short-term financing that is necessary for companies to function. Without the ability to securitize their debt, many companies were forced to do one of two things: pay exorbitant interest rates or turn to equity financing. Quite rapidly, the troubles soon spread to virtually all but the safest pockets of the financial markets. Equities around the world fell sharply amidst recession fears, high oil prices and continuing credit difficulties. The financial sector was among the hardest hit, as investors worried that new credit problems could surface and weigh even

                        8 | OPPENHEIMER GLOBAL VALUE FUND
further on companies' earnings. We even experienced a run on a bank (Northern
Rock), which resulted in the bankruptcy of the institution in question.

      With the credit markets completely dysfunctional and fears mounting over the strength of the consumer, the bottom fell out of the market. Small caps, financials, and consumer-oriented stocks led the way down but few sectors were spared. Few countries were spared as well, as financial institutions in the U.S. and Europe were not the only ones exposed to subprime debt. With growing concerns over counterparty risk, Bear Stearns required a rapid bailout to avoid bankruptcy and a large capital increase at Lehman Brothers helped prevent a similar outcome.

      In early December, it became apparent that the change in market environment during this period was more than a temporary anomaly. At that time, we shifted the Fund's positioning slightly to reduce exposure to some of the more leveraged cyclicals exposed to consumer spending and shorter term financing. One such area was media stocks. Many of the media stocks that were in the Fund had cash flow yields above 7% prior to the downturn. Media stocks have in the past performed well in this environment, as cash returns were high and the cash flow was predictable and steady. This was not the case this period, as the high degree of leverage on the balance sheets of these companies scared investors which drove share prices down. During the next two months, we had the opportunity to buy what we saw as some attractively priced companies which we felt would thrive after the market was past the current downturn. These included real-estate operating companies that would have been too expensive prior to December 2007. We also added financials sector companies which we felt were particularly undervalued after share prices plunged due to the widespread panic in this sector. After these adjustments, the Fund's performance improved, affirming the change was necessary and effective.

      The Fund did benefit from strong performance by specific securities, namely, ABB Grain Ltd., Lifecore Biomedical, Inc., Demag Cranes AG and Alpharma, Inc. ABB Grain performed well as the drought in Australia abated while simultaneously the price of wheat doubled. Lifecore Biomedical, a maker of medical and surgical devices, was acquired at a significant premium. This is our favorite way to "lose" a company and is always good news for a value investor because it is a sign that the analysis was correct. We purchased Demag Cranes, a world leading producer of cranes and other material handling product, after it missed a quarter's earnings estimates; subsequently, the stock has rebounded. Alpharma, a multinational pharmaceutical company with a leading franchise in pain management, went through a management transition and a restructuring of its core business as well as a successful new product launch during the reporting period.

                        9 | OPPENHEIMER GLOBAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      Four securities accounted for nearly all of the Fund's underperformance. They included Sprint Nextel Corp., E*TRADE Financial Corp., Cablevision Systems Corp. and Citadel Broadcasting Corp. (we exited Citadel by reporting period end). Sprint, one of the largest telecommunications companies in the U.S., saw a decline in subscribers during the reporting period and significantly underperformed. E*TRADE, a New-York based financial services company specializing in online discount stock brokerage, revealed that it had more sub-prime exposure than it had previously disclosed. With regards to Cablevision, there has been severe investor "fatigue" with cable companies across the entire sector. Cablevision, a leading telecommunications, media and entertainment company, had an incident during the reporting period where a buyout attempt of the controlling family (at 50% higher than the current price) was not supported by shareholders. Also, there were increasing concerns about Verizon's FiOS initiation of service in Cablevision's territory. Citadel Broadcasting's performance during the reporting period was a prime example of the market's complete disdain for anything leveraged. The company has significant debt on its balance sheet and the stock sold off significantly. This happened despite the fact that the company generates a substantial amount of cash and has done so for several years.

      Looking ahead, we expect continued volatility; however, we are optimistic that the worst is behind us. This optimism is not founded in blind hope, but rather in real, tangible evidence that the market is slowly returning to normal. Credit spreads have come in, banks have had little problems raising additional capital, securitization deals have been successfully completed, though at rates far above what was available six months ago, and the actions of the Federal Reserve (the "Fed") have supported this improvement. The Fed has made it clear in actions and words that they will go to great lengths to restore liquidity to the market. This is a very important point. With a backstop behind liquidity, financial institutions can return to evaluating credit quality. Additionally, economic indicators have generally been better than expected. In spite of numerous positive signs, fear continues to pervade the market, and the market environment will likely remain quite volatile for the foreseeable future. That's the bad news. The good news is that we've had little trouble finding what we view as great companies at attractive valuations that we expect will outperform over the next 3-5 years. Regardless of what happens in the coming months, we remain focused on the long term and are very confident with our current portfolio.

                       10 | OPPENHEIMER GLOBAL VALUE FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until April 30, 2008. In the case of all Classes, performance is measured from inception of each Class on October 1, 2007. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the MSCI World Index, an unmanaged index of issuers listed on the stock exchange of 22 countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

                       11 | OPPENHEIMER GLOBAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[AVERAGE ANNUAL TOTAL REPORT LINE CHART]

                 Oppenheimer Global Value  MSCI World Index
                    Fund (Class A)
10/01/2007             9,425                  10,000
10/31/2007             9,560                  10,309
01/31/2008             7,565                   9,023
04/30/2008             7,603                   9,368

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/08

Since Inception (10/1/07)
-------------------------
    -23.97%

                       12 | OPPENHEIMER GLOBAL VALUE FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[AVERAGE ANNUAL TOTAL REPORT LINE CHART]

                Oppenheimer Global Value   MSCI World Index
                   Fund (Class B)
10/01/2007            10,000                   10,000
10/31/2007            10,137                   10,309
01/31/2008             8,006                    9,023
04/30/2008             7,632                    9,368

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 4/30/08

Since Inception (10/1/07)
-------------------------
    -23.68%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5%; AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.

                       13 | OPPENHEIMER GLOBAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[AVERAGE ANNUAL TOTAL REPORT LINE CHART]

                Oppenheimer Global Value   MSCI World Index
                     Fund (Class C)
10/01/2007            10,000                   10,000
10/31/2007            10,137                   10,309
01/31/2008             8,006                    9,023
04/30/2008             7,950                    9,368

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 4/30/08

Since Inception (10/1/07)
-------------------------
     -20.50%

                       14 | OPPENHEIMER GLOBAL VALUE FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[AVERAGE ANNUAL TOTAL REPORT LINE CHART]

                 Oppenheimer Global Value   MSCI World Index
                      Fund (Class N)
10/01/2007              10,000                  10,000
10/31/2007              10,140                  10,309
01/31/2008               8,021                   9,023
04/30/2008               7,975                   9,368

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 4/30/08

Since Inception (10/1/07)
-------------------------
    -20.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5%; AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.

                       15 | OPPENHEIMER GLOBAL VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

[AVERAGE ANNUAL TOTAL REPORT LINE CHART]

                 Oppenheimer Global Value   MSCI World Index
                     Fund (Class Y)
10/01/2007             10,000                    10,000
10/31/2007             10,143                    10,309
01/31/2008              8,037                     9,023
04/30/2008              8,081                     9,368

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 4/30/08

Since Inception (10/1/07)
-------------------------
    -19.19%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5%; AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.

                       16 | OPPENHEIMER GLOBAL VALUE FUND

NOTES
--------------------------------------------------------------------------------

     Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

     The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

     CLASS A shares of the Fund incepted on 10/1/07. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

     CLASS B shares of the Fund incepted on 10/1/07. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5%. Class B shares are subject to an annual 0.75% asset-based sales charge.

     CLASS C shares of the Fund incepted on 10/1/07. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

     CLASS N shares of the Fund incepted on 10/1/07. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1%. Class N shares are subject to an annual 0.25% asset-based sales charge.

                       17 | OPPENHEIMER GLOBAL VALUE FUND

NOTES
--------------------------------------------------------------------------------

     CLASS Y shares of the Fund incepted on 10/1/07. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

     An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                       18 | OPPENHEIMER GLOBAL VALUE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

     FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
     (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2008.

     ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

                       19 | OPPENHEIMER GLOBAL VALUE FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

     described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     BEGINNING             ENDING           EXPENSES
                                     ACCOUNT               ACCOUNT          PAID DURING
                                     VALUE                 VALUE            6 MONTHS ENDED
ACTUAL                               NOVEMBER 1, 2007      APRIL 30, 2008   APRIL 30, 2008
---------------------------------------------------------------------------------------------
Class A                              $ 1,000.00            $   795.30       $  6.54
---------------------------------------------------------------------------------------------
Class B                                1,000.00                792.10          9.91
---------------------------------------------------------------------------------------------
Class C                                1,000.00                792.10          9.91
---------------------------------------------------------------------------------------------
Class N                                1,000.00                794.30          7.71
---------------------------------------------------------------------------------------------
Class Y                                1,000.00                796.70          4.93

HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------------------
Class A                                1,000.00              1,017.60          7.35
---------------------------------------------------------------------------------------------
Class B                                1,000.00              1,013.87         11.13
---------------------------------------------------------------------------------------------
Class C                                1,000.00              1,013.87         11.13
---------------------------------------------------------------------------------------------
Class N                                1,000.00              1,016.31          8.66
---------------------------------------------------------------------------------------------
Class Y                                1,000.00              1,019.39          5.54

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2008 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A            1.46%
-----------------------------
Class B            2.21
-----------------------------
Class C            2.21
-----------------------------
Class N            1.72
-----------------------------
Class Y            1.10

The expense ratios reflect reduction to voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                       20 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2008
--------------------------------------------------------------------------------

                                               SHARES        VALUE
---------------------------------------------------------------------
---------------------------------------------------------------------
COMMON STOCKS--100.0%
---------------------------------------------------------------------
CONSUMER DISCRETIONARY--26.0%
---------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--5.5%
GuocoLeisure Ltd. 1                            51,000    $  28,858
---------------------------------------------------------------------
Mandarin Oriental International Ltd.           27,400       60,636
---------------------------------------------------------------------
Orient-Express Hotel Ltd., Cl. A                  500       23,275
                                                         ------------
                                                           112,769

---------------------------------------------------------------------
HOUSEHOLD DURABLES--3.8%
Aga Foodservice Group plc                       3,160       17,825
---------------------------------------------------------------------
Fiskars Corp., Cl. A                            1,700       33,446
---------------------------------------------------------------------
Tempur-Pedic International, Inc.                2,400       26,664
                                                         ------------
                                                            77,935

---------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
GSI Commerce, Inc. 1                              800       11,136
---------------------------------------------------------------------
MEDIA--12.7%
Cablevision Systems Corp.
New York Group, Cl. A 1,2                       5,870      135,010
---------------------------------------------------------------------
Comcast Corp., Cl. A                            1,500       30,825
---------------------------------------------------------------------
Liberty Media Corp. Entertainment, Cl. A 1        800       20,760
---------------------------------------------------------------------
Media General, Inc., Cl. A                        900       13,212
---------------------------------------------------------------------
Television Broadcasts Ltd.                      6,000       34,376
---------------------------------------------------------------------
Vivendi SA 1                                      650       26,460
                                                         ------------
                                                           260,643

---------------------------------------------------------------------
MULTILINE RETAIL--1.6%
Dillard's, Inc., Cl. A                          1,600       32,640
---------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
H&M Hennes & Mauritz AB, Cl. B                    200       11,893
---------------------------------------------------------------------
Home Depot, Inc. (The)                            600       17,280
                                                         ------------
                                                            29,173

---------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Bulgari SpA                                       850     $  9,930
---------------------------------------------------------------------
CONSUMER STAPLES--10.3%
---------------------------------------------------------------------
BEVERAGES--2.3%
Australian Vintage Ltd. 1                      30,200       47,015
---------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.9%
ABB Grain Ltd.                                  9,000       84,830
---------------------------------------------------------------------
Winn-Dixie Stores, Inc. 1                         900       15,957
                                                          -----------
                                                           100,787

---------------------------------------------------------------------
FOOD PRODUCTS--3.1%
Viterra, Inc. 1                                 4,600       62,895
---------------------------------------------------------------------
FINANCIALS--30.2%
---------------------------------------------------------------------
CAPITAL MARKETS--2.2%
E*TRADE Financial Corp. 1                       2,400        9,552
---------------------------------------------------------------------
JAFCO Co. Ltd.                                    300       11,869
---------------------------------------------------------------------
UBS AG 1                                          694       23,333
                                                          -----------
                                                            44,754

---------------------------------------------------------------------
COMMERCIAL BANKS--0.5%
Royal Bank of Scotland Group plc (The)          1,490       10,066
---------------------------------------------------------------------
CONSUMER FINANCE--0.5%
SLM Corp. 1                                       600       11,118
---------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.1%
Guoco Group Ltd.                                4,000       42,884
---------------------------------------------------------------------
Investor AB, B Shares                             873       20,779
                                                          -----------
                                                            63,663

---------------------------------------------------------------------
INSURANCE--11.2%
American International Group, Inc.                700       32,340
---------------------------------------------------------------------
Brit Insurance Holdings plc                    12,700       61,440
---------------------------------------------------------------------
MBIA, Inc.                                      6,100       63,440
---------------------------------------------------------------------
Old Mutual plc                                 14,200       35,819
---------------------------------------------------------------------
Security Capital Assurance Ltd.                 6,400        6,400
---------------------------------------------------------------------
XL Capital Ltd., Cl. A                            900       31,401
                                                          -----------
                                                           230,840

                       F1 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                    SHARES        VALUE
-------------------------------------------------------------------------
-------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
RAIT Financial Trust                                 2,400    $  18,240
-------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--10.2%
Daibiru Corp.                                        4,100       45,084
-------------------------------------------------------------------------
Forest City Enterprises, Inc., Cl. A                 1,900       70,186
-------------------------------------------------------------------------
Mitsui Fudosan Co. Ltd.                              1,500       37,481
-------------------------------------------------------------------------
St. Joe Co. (The)                                    1,400       56,938
                                                              -----------
                                                                209,689

-------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.6%
Paragon Group Cos. plc                              16,380       32,592
-------------------------------------------------------------------------
HEALTH CARE--10.0%
-------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
ImmunoGen, Inc. 1                                    4,300       13,846
-------------------------------------------------------------------------
Tercica, Inc. 1                                      2,700       13,419
                                                              -----------
                                                                 27,265

-------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Align Technology, Inc. 1                             2,400       29,472
-------------------------------------------------------------------------
Greatbatch, Inc. 1                                     600       10,908
                                                              -----------
                                                                 40,380

-------------------------------------------------------------------------
PHARMACEUTICALS--6.7%
Alk-Abello AS                                          150       17,702
-------------------------------------------------------------------------
Alpharma, Inc., Cl. A 1                              1,400       34,454
-------------------------------------------------------------------------
Matrixx Initiatives, Inc. 1                          3,900       54,249
-------------------------------------------------------------------------
Roche Holding AG                                       188       31,353
                                                              -----------
                                                                137,758

-------------------------------------------------------------------------
INDUSTRIALS--11.9%
-------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.4%
Herley Industries, Inc. 1                            2,800       34,132
-------------------------------------------------------------------------
Rolls-Royce Group plc 1                              1,730       14,984
-------------------------------------------------------------------------
Rolls-Royce Group plc, Cl. B 1,3                   155,008          308
                                                             ------------
                                                                 49,424

-------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
Hutchison Whampoa Ltd.                               5,000    $  48,921
-------------------------------------------------------------------------
MACHINERY--7.1%
Demag Cranes AG                                      1,200       66,554
-------------------------------------------------------------------------
Deutz AG 1                                           6,200       68,450
-------------------------------------------------------------------------
Fanuc Ltd.                                             100       10,591
                                                              -----------
                                                                145,595

-------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.4%
-------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
QUALCOMM, Inc.                                         640       27,642
-------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Ibiden Co. Ltd.                                        300       13,199
-------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.3%
Digital River, Inc. 1                                  800       26,280
-------------------------------------------------------------------------
eBay, Inc. 1                                         1,300       40,677
                                                              -----------
                                                                 66,957

-------------------------------------------------------------------------
SOFTWARE--1.2%
SAP AG                                                 474       24,232
-------------------------------------------------------------------------
MATERIALS--2.5%
-------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--2.5%
Catalyst Paper Corp. 1                              52,079       51,712
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.7%
-------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.7%
NII Holdings,Inc. 1                                    900       41,166
-------------------------------------------------------------------------
Sprint Nextel Corp.                                  1,900       15,182
                                                              -----------
                                                                 56,348
                                                              -----------
Total Common Stocks (Cost $ 2,206,486)                        2,055,318

                                                  UNITS
--------------------------------------------------------------------------
--------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------

UBS AG Rts., Exp 5/9/08 1 (Cost $ 1,383)            694           1,172
--------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $ 2,207,869)    100.1%      2,056,490
--------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS              (0.1)         (2,668)
                                                  ------------------------
NET ASSETS                                        100.0%    $ 2,053,822
                                                  ========================

                       F2 | OPPENHEIMER GLOBAL VALUE FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $308, which represents 0.01% of the Fund's net assets. See Note 6 of accompanying Notes.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of April 30, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES           GROSS           GROSS               SHARES
                                                          OCTOBER 1, 2007       ADDITIONS      REDUCTIONS       APRIL 30, 2008
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                     --       2,937,864       2,937,864                   --

                                                                                                                      DIVIDEND
                                                                                                                        INCOME
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                                      $1,382

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                  BUY/      CONTRACT  EXPIRATION                    UNREALIZED      UNREALIZED
CONTRACT DESCRIPTION                              SELL        AMOUNT        DATE        VALUE     APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Canadian Dollar (CAD)                             Buy      3,150 CAD      5/1/08    $   3,128            $  22           $  --
Danish Krone (DKK)                                Buy     23,332 DKK      5/2/08        4,882               18              --
Euro (EUR)                                       Sell     66,000 EUR     10/3/08      102,276              308             138
                                                                                                  -------------------------------
Total unrealized appreciation and depreciation                                                           $ 348           $ 138
                                                                                                  ===============================

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                                      VALUE         PERCENT
---------------------------------------------------------------------------------------------------------------------------------
United States                                                                                      $   930,000            45.2%
United Kingdom                                                                                         173,034             8.4
Germany                                                                                                159,236             7.7
Australia                                                                                              131,845             6.4
Japan                                                                                                  118,224             5.8
Canada                                                                                                 114,607             5.6
Hong Kong                                                                                               83,297             4.1
Bermuda                                                                                                 78,142             3.8
Singapore                                                                                               60,636             2.9
Switzerland                                                                                             55,858             2.7
Finland                                                                                                 33,446             1.6
Sweden                                                                                                  32,672             1.6
Cayman Islands                                                                                          31,401             1.5
France                                                                                                  26,460             1.3
Denmark                                                                                                 17,702             0.9
Italy                                                                                                    9,930             0.5
                                                                                                   ------------------------------
Total                                                                                              $ 2,056,490           100.0%
                                                                                                   ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F3 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES April 30, 2008
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------

Investments, at value (cost $2,207,869)--see accompanying statement of investments        $  2,056,490
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $ 895)                                                              957
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency exchange contracts                                     348
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                              50,000
Dividends                                                                                        9,413
Other                                                                                            2,240
                                                                                          ---------------
Total assets                                                                                 2,119,448

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------

Bank overdraft                                                                                  27,279
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                                     138
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                           16,936
Legal, auditing and other professional fees                                                     16,013
Shareholder communications                                                                       1,741
Custodian fees                                                                                     470
Distribution and service plan fees                                                                  43
Transfer and shareholder servicing agent fees                                                       32
Trustees' compensation                                                                               8
Other                                                                                            2,966
                                                                                          ---------------
Total liabilities                                                                               65,626

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $  2,053,822
                                                                                          ===============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                $         86
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   2,481,741
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                1,425
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                (278,339)
---------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                   (151,091)
                                                                                          ---------------
NET ASSETS                                                                                $  2,053,822
                                                                                          ===============

                       F4 | OPPENHEIMER GLOBAL VALUE FUND

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,891,290 and 79,042 shares of beneficial interest outstanding)                          $    23.93
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                           $    25.39
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $40,583 and 1,700
shares of beneficial interest outstanding)                                                $    23.87
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $40,583 and 1,700
shares of beneficial interest outstanding)                                                $    23.87
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $40,646 and 1,700
shares of beneficial interest outstanding)                                                $    23.91
------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $40,720 and 1,700 shares of beneficial interest outstanding)                    $    23.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F5 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF OPERATIONS For the Period Ended April 30, 2008 1
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $ 717)                   $  24,174
Affiliated companies                                                                     1,382
-------------------------------------------------------------------------------------------------
Interest                                                                                     9
                                                                                     ------------
Total investment income                                                                 25,565

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------

Management fees                                                                          8,824
-------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                     43
Class B                                                                                    185
Class C                                                                                    185
Class N                                                                                     62
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fee:--Class A                                      32
-------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                  3,185
Class B                                                                                    732
Class C                                                                                    732
Class N                                                                                    732
Class Y                                                                                    748
-------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                             23,459
-------------------------------------------------------------------------------------------------
Registration and filing fees                                                             1,139
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                963
-------------------------------------------------------------------------------------------------
Insurance expenses                                                                         128
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                      25
-------------------------------------------------------------------------------------------------
Other                                                                                    2,073
                                                                                     ------------
Total expenses                                                                          43,247
Less waivers and reimbursements of expenses                                            (27,501)
                                                                                     ------------
Net expenses                                                                            15,746

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    9,819

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on:
-------------------------------------------------------------------------------------------------

Investments from unaffiliated companies                                               (286,522)
Foreign currency transactions                                                           19,287
                                                                                     ------------
Net realized loss                                                                     (267,235)
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                           (178,653)
Translation of assets and liabilities denominated in foreign currencies                 27,562
                                                                                     ------------
Net change in unrealized depreciation                                                 (151,091)

-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $(408,507)
                                                                                     ============

1. For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F6 | OPPENHEIMER GLOBAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,                                                                             2008 1
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------

Net investment income                                                                       $      9,819
----------------------------------------------------------------------------------------------------------
Net realized loss                                                                               (267,235)
----------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                                           (151,091)
                                                                                            --------------
Net decrease in net assets resulting from operations                                            (408,507)

----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                          (18,933)
Class B                                                                                             (395)
Class C                                                                                             (395)
Class N                                                                                             (454)
Class Y                                                                                             (525)
                                                                                            --------------
                                                                                                 (20,702)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                                        2,179,031
Class B                                                                                           50,000
Class C                                                                                           50,000
Class N                                                                                           50,000
Class Y                                                                                           50,000
                                                                                            --------------
                                                                                               2,379,031

----------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------

Total increase                                                                                 1,949,822
----------------------------------------------------------------------------------------------------------
Beginning of period                                                                              104,000 2
                                                                                            --------------
End of period (including accumulated net investment income
of $1,425 for the period ended April 30, 2008)                                               $ 2,053,822
                                                                                            ==============

1. For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

2. Reflects the value of the Manager's initial seed money investment on September 13, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F7 | OPPENHEIMER GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A PERIOD ENDED APRIL 30,                                                                     2008 1
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                        $      30.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                              .14
Net realized and unrealized loss                                                                   (5.93)
                                                                                            -----------------
Total from investment operations                                                                   (5.79)
-------------------------------------------------------------------------------------------------------------
Divdends and/or distributions to shareholders:
Dividends from net investment income                                                                (.28)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $      23.93
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                                (19.33)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                                    $      1,891
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                           $      1,730
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                               0.93%
Total expenses                                                                                      3.64% 5,6
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses          1.39%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                               74%

1. For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows: Period Ended April 30, 2008 3.64%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at April 30, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F8 | OPPENHEIMER GLOBAL VALUE FUND

CLASS B PERIOD ENDED APRIL 30,                                                                     2008 1
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                        $      30.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                              .01
Net realized and unrealized loss                                                                   (5.91)
                                                                                            -----------------
Total from investment operations                                                                   (5.90)
-------------------------------------------------------------------------------------------------------------
Divdends and/or distributions to shareholders:
Dividends from net investment income                                                                (.23)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $      23.87
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                                (19.70)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                                            $ 40
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                                   $ 43
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                               0.09%
Total expenses                                                                                      6.92% 5,6
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses          2.14%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                               74%

1. For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows: Period Ended April 30, 2008 6.92%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at April 30, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       F9 | OPPENHEIMER GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS C PERIOD ENDED APRIL 30,                                                                    2008 1
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                        $      30.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                              .01
Net realized and unrealized loss                                                                   (5.91)
                                                                                            -----------------
Total from investment operations                                                                   (5.90)
-------------------------------------------------------------------------------------------------------------
Divdends and/or distributions to shareholders:
Dividends from net investment income                                                                (.23)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $      23.87
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                                (19.70)%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                                    $         41
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                           $         43
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                               0.09%
Total expenses                                                                                      6.92% 5,6
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses          2.14%
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                               74%

1. For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows: Period Ended April 30, 2008 6.92%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at April 30, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F10 | OPPENHEIMER GLOBAL VALUE FUND

CLASS N PERIOD ENDED APRIL 30,                                                      2008 1
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------

Net asset value, beginning of period                                            $    30.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                .09
Net realized and unrealized loss                                                     (5.91)
                                                                                ---------------
Total from investment operations                                                     (5.82)
-----------------------------------------------------------------------------------------------
Divdends and/or distributions to shareholders:
Dividends from net investment income                                                  (.27)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $    23.91
                                                                                ===============

-----------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                  (19.46)%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                        $       41
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)                                               $       43
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                 0.59%
Total expenses                                                                        6.42% 5,6
Expenses after payments, waivers and/or reimbursements and reduction to
custodian expenses                                                                    1.64%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 74%

1. For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows: Period Ended April 30, 2008 6.42%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at April 30, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F11 | OPPENHEIMER GLOBAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS Y PERIOD ENDED APRIL 30,                                                                   2008 1
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                                                        $     30.00
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                                                             .17
Net realized and unrealized loss                                                                  (5.91)
                                                                                            ----------------
Total from investment operations                                                                  (5.74)
------------------------------------------------------------------------------------------------------------
Divdends and/or distributions to shareholders:
Dividends from net investment income                                                               (.31)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $     23.95
                                                                                            ================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                               (19.19)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)                                                    $        41
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                           $        43
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                              1.19%
Total expenses                                                                                     6.24% 5,6
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses         1.05%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                              74%

1. For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows: Period Ended April 30, 2008 6.24%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund's limited operating history at April 30, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      F12 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Value Fund (the "Fund"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). The Fund was organized on June 28, 2007 and began operations on October 1, 2007. As of April 30, 2008, 81.7% of the Fund's shares were owned by the Manager.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining

                       F13 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will

                        F14 | OPPENHEIMER GLOBAL VALUE FUND
waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                                  NET UNREALIZED
                                                                                    DEPRECIATION
                                                                                BASED ON COST OF
                                                                                  SECURITIES AND
      UNDISTRIBUTED          UNDISTRIBUTED               ACCUMULATED           OTHER INVESTMENTS
      NET INVESTMENT             LONG-TERM                      LOSS          FOR FEDERAL INCOME
      INCOME                          GAIN      CARRYFORWARD 1,2,3,4                TAX PURPOSES
      ------------------------------------------------------------------------------------------
      $    13,500                  $    --               $   272,319                  $  169,179

1. As of April 30, 2008, the Fund had $16,520 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of April 30, 2008, details of the capital loss carryforward was as follows:

                                          EXPIRING
                                          --------------------------
                                          2016              $ 16,520

2. As of April 30, 2008, the Fund had $248,727 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.

3. The Fund had $7,072 of post-October passive foreign investment company losses which were deferred.

4. During the fiscal year ended April 30, 2008, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

                       F15 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Accordingly, the following amounts have been reclassified for April 30, 2008. Net assets of the Fund were unaffected by the reclassifications.

                                    REDUCTION TO           INCREASE TO
                                     ACCUMULATED       ACCUMULATED NET
      REDUCTION TO                NET INVESTMENT         REALIZED LOSS
      PAID-IN CAPITAL                       LOSS        ON INVESTMENTS
      ----------------------------------------------------------------
      $   1,204                        $  12,308             $  11,104

The tax character of distributions paid during the period ended April 30, 2008 was as follows:

                                        PERIOD ENDED
                                      APRIL 30, 2008
      ----------------------------------------------
      Distributions paid from:
      Ordinary income                    $    20,702

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities                         $ 2,225,765
      Federal tax cost of other investments                      (93,387)
                                                             -----------
      Total federal tax cost                                 $ 2,132,378
                                                             ===========

      Gross unrealized appreciation                          $   105,560
      Gross unrealized depreciation                             (274,739)
                                                             -----------
      Net unrealized depreciation                            $  (169,179)
                                                             ===========

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

                       F16 | OPPENHEIMER GLOBAL VALUE FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                       F17 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                PERIOD ENDED APRIL 30, 2008 1,2
                                                                        SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                    75,673     $  2,178,122
Dividends and/or distributions reinvested                                   36              909
                                                                        -------------------------
Net increase                                                            75,709     $  2,179,031
                                                                        =========================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                                                                     1,667     $     50,000
Dividends and/or distributions reinvested                                   --               --
                                                                        -------------------------
Net increase                                                             1,667     $     50,000
                                                                        =========================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                                                                     1,667     $     50,000
Dividends and/or distributions reinvested                                   --               --
                                                                        -------------------------
Net increase                                                             1,667     $     50,000
                                                                        =========================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                                                                     1,667     $     50,000
Dividends and/or distributions reinvested                                   --               --
                                                                        -------------------------
Net increase                                                             1,667     $     50,000
                                                                        =========================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                                     1,667     $     50,000
Dividends and/or distributions reinvested                                   --               --
                                                                        -------------------------
Net increase                                                             1,667     $     50,000
                                                                        =========================

1. For the period from October 1, 2007 (commencement of operations) to April 30, 2008.

2. The Fund sold 3,333.33 shares of Class A at a value of $100,000 and 33.33 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on September 13, 2007.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended April 30, 2008, were as follows:

                                         PURCHASES            SALES
      -------------------------------------------------------------
      Investment securities         $    3,751,367    $   1,250,630

                      F18 | OPPENHEIMER GLOBAL VALUE FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate of 0.80% of average daily net assets of the Fund.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination.

                 F19 | OPPENHEIMER GLOBAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so the total expenses as a percentage of average daily net assets will not exceed 1.40%, 2.15%, 2.15%, 1.65% and 1.05% for Class A, Class B, Class C, Class N and Class Y shares, respectively. During the period ended April 30, 2008, the Manager reimbursed the Fund $22,592, $1,195, $1,195, $1,197 and $1,301 for Class A, Class B, Class C, Class N and Class Y, respectively. These voluntary waivers may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the period ended April 30, 2008, the Manager waived $21 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed

                       F20 | OPPENHEIMER GLOBAL VALUE FUND
periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                       F21 | OPPENHEIMER GLOBAL VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Value Fund, including the statement of investments, as of April 30, 2008, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from October 1, 2007 (commencement of operations) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Value Fund as of April 30, 2008, the results of its operations, the changes in its net assets and the financial highlights for for the period from October 1, 2007 (commencement of operations) to April 30, 2008, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
June 12, 2008

                       F22 | OPPENHEIMER GLOBAL VALUE FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended April 30, 2008 which are not designated as capital gain distributions should be multiplied by 9.79% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $17,892 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended April 30, 2008, $7 or 0.03% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $596 of foreign income taxes paid by the Fund during the fiscal year ended April 30, 2008. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $14,931 was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                       21 | OPPENHEIMER GLOBAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       22 | OPPENHEIMER GLOBAL VALUE FUND

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE       PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                   General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995- December 2007); Director
Chairman of the Board              of Special Value Opportunities Fund, LLC (registered investment company)
of Trustees and Trustee            (affiliate of the Manager's parent company) (since September 2004); Chairman (since August 2007)
(since 2007)
Age: 65                            and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit);
                                   Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute)
                                   (since May 1992); Member of Zurich Financial Investment Management Advisory Council (insurance)
                                   (2004-2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 64 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                   Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (since
Trustee (since 2007)               January 2006); Trustee of Employee Trusts (since January 2006); President, Chief Executive
Age: 68                            Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January
                                   2004); Director of Internet Capital Group (information technology company) (since October 2003);
                                   Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund
                                   (investment management company) (2004-2007); Chief Operating Officer and Chief Financial
                                   Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National
                                   Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive
                                   Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board
                                   Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income
                                   Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services,
                                   Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments
                                   U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc.
                                   (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of
                                   Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance
                                   Society) (1985- 1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc.
                                   (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and
                                   Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse &
                                   Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff
                                   Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64 portfolios in the
                                   OppenheimerFunds complex.

MATTHEW P. FINK,                   Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2007)               Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 67                            of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                   Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 54 portfolios in the OppenheimerFunds complex.

                       23 | OPPENHEIMER GLOBAL VALUE FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                   A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the OppenheimerFunds
Trustee (since 2007)               complex.
Age: 74

PHILLIP A. GRIFFITHS,              Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for
Trustee (since 2007)               International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences;
Age: 69                            Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001);
                                   Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society
                                   (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust
                                   New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 54 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                    Trustee of International House (not-for-profit) (since June 2007); Trustee of the American
Trustee (since 2007)               Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General
Age: 65                            Auditor of American Express Company (financial services company) (July 1998-February 2003).
                                   Oversees 54 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since
Trustee (since 2007)               January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor)
Age: 56                            (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council
                                   on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America,
                                   Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment
                                   Committee of Historic Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 2007)               consulting and executive recruiting) (since 1993); Life Trustee of International House
Age: 76                            (non-profit educational organization); Former Trustee of The Historical Society of the Town of
                                   Greenwich; Former Director of Greenwich Hospital Association. Oversees 54 portfolios in the
                                   OppenheimerFunds complex.

JOSEPH M. WIKLER,                  Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical
Trustee (since 2007)               device companies: Medintec (since 1992) and Cathco (since 1996); Director of Lakes Environmental
Age: 67                            Association (environmental protection organization) (since 1996); Member of the Investment
                                   Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of
                                   Fortis/Hartford mutual funds (1994-December 2001). Director of C-TASC (a privately-held bio-statistics company) (since May 2007). Oversees 54 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                     President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2007)               1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 60                            Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                   Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                   (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                   City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the OppenheimerFunds complex.

                       24 | OPPENHEIMER GLOBAL VALUE FUND

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                        YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                   POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
President and Principal            Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer
Executive Officer and              funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
Trustee (since 2007)               holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 58                            the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                   Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and
                                   of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                   2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                   Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management,
                                   Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments,
                                   Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                   Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                   Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman
                                   (since October 2007) and Member of the Investment Company Institute's Board of Governors (since
                                   October 2003). Oversees 103 Portfolios in the Oppenheimerfunds Complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. DISHMON, ZACK,
OF THE FUND                        GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                   10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                   CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RANDALL C. DISHMON,                Vice President of the Manager (since January 2005); Assistant Vice President and Senior Research
Vice President and Portfolio       Analyst of the Manager (June 2001-January 2005). Management consultant with Booz, Allen &
Manager (since 2007)               Hamilton (May 1998-June 2001). A portfolio manager and officer of 1 portfolio in the
Age: 42                            OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief
Vice President and Chief           Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and
Compliance Officer                 Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor,
(since 2007)                       Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
Age: 57                            Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                   officer of 103 portfolios in the OppenheimerFunds complex.

                       25 | OPPENHEIMER GLOBAL VALUE FUND

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal            following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting             Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 2007)               Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 48                            OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                   Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial
                                   Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                                   Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                   Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003).
                                   An officer of 103 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                 Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer                (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2007)                       1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                 Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer                Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2007)                       Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds
Age: 38                            complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Secretary (since 2007)             Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
Age: 59                            of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
                                   General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                   General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                   Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                   Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                   Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                   General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                   Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private
                                   Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                                   Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                   Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                   December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                 Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary                2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services,
(since 2007)                       Inc. An officer of 103 portfolios in the OppenheimerFunds complex.
Age: 40

PHILLIP S. GILLESPIE,              Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary                Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2007)                       (1998-2000) of Merrill Lynch Investment Management. An officer of 103 portfolios in the
Age: 44                            OppenheimerFunds complex.

                       26 | OPPENHEIMER GLOBAL VALUE FUND

KATHLEEN T. IVES,                  Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary                of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2007)                       Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 42                            Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                   Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                   December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.

                       27 | OPPENHEIMER GLOBAL VALUE FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $21,300 in fiscal 2008.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews and professional services relating to FAS 123R.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last fiscal year to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3)  Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Value Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008